Taxation - Reconciliation - before adoption of ASU 2023-09 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income before income tax	¥ 1,408,711	¥ 891,414	¥ 205,477
Tax expense at EIT tax rate of 25%	352,178	222,854	51,369
Effect of different tax rates applicable to different subsidiaries of the Group		(243,520)	(12,845)
Effect of additional deduction for qualified research and development expenses	(2,240)	(6,075)	(16,323)
Effect on deferred tax assets due to change in tax rates		64,030
Non-deductible expenses		1,539	5,891
Changes in valuation allowance	(6,226)	(13,260)	(27,801)
Income tax expense	¥ 101,171	¥ 25,568	¥ 291
Yuanbao Kechuang
Income Taxes [Line Items]
Preferential tax rate (as precent)	0.00%	0.00%	15.00%